General and Administrative Expense, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General and administrative expenses
Management fee - related party	$ 7,726	$ 6,026	$ 4,880
Professional fees (legal and accounting)	588	839	810
Director fees	240	240	240
Listing fees and expenses	53	58	63
Miscellaneous	1,339	1,326	1,025
Total	$ 9,946	$ 8,489	$ 7,018